Aristotle International Equity Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Austria - 3.0%
Erste Group Bank AG	275,300	$17,013,226

Canada - 9.6%
Brookfield Corp.	429,300	24,674,783
Cameco Corp.	423,800	21,790,711
Magna International, Inc.	205,900	8,605,845
		55,071,339

France - 11.7%
Amundi SA (a)	155,200	10,321,051
Cie Generale des Etablissements Michelin SCA	389,000	12,813,681
LVMH Moet Hennessy Louis Vuitton SE	20,000	13,165,664
Safran SA	85,900	18,872,570
TotalEnergies SE	215,400	11,908,035
		67,081,001

Germany - 8.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	34,200	17,256,052
Nemetschek SE	188,100	18,237,355
Symrise AG	99,000	10,526,678
		46,020,085

Hong Kong - 1.5%
AIA Group Ltd.	1,209,900	8,770,495

Ireland - 6.2%
Accenture PLC - Class A	59,800	21,037,042
Experian PLC	333,600	14,387,411
		35,424,453

Japan - 19.3%
Daikin Industries Ltd.	89,400	10,602,205
FANUC Corp.	333,100	8,838,492
Kubota Corp.	551,200	6,442,256
MonotaRO Co. Ltd.	1,268,500	21,541,403
NIDEC CORP	267,100	4,846,487
Otsuka Holdings Co. Ltd.	243,900	13,330,834
Pan Pacific International Holdings Corp.	805,000	22,081,286
Sony Group Corp.	1,066,000	22,824,710
		110,507,673

Netherlands - 3.2%
Akzo Nobel NV	141,500	8,495,365
Heineken NV	135,300	9,628,347
		18,123,712

Peru - 2.9%
Credicorp Ltd.	91,300	16,737,116

Singapore - 3.4%
DBS Group Holdings Ltd.	603,350	19,315,683

South Korea - 1.5%
Samsung Electronics Co. Ltd.	231,600	8,369,473

Sweden - 2.1%
Assa Abloy AB - Class B	411,300	12,148,831

Switzerland - 7.4%
Alcon AG	182,800	15,489,306
DSM-Firmenich AG	99,000	10,021,111
Roche Holding AG	60,600	17,060,547
		42,570,964

United Kingdom - 17.5%
Ashtead Group PLC	280,700	17,447,333
Coca-Cola Europacific Partners PLC	227,000	17,435,870
Diageo PLC	513,300	16,305,897
GSK PLC	596,900	10,061,791
Haleon PLC	3,434,900	16,228,687
Rentokil Initial PLC	1,993,600	10,003,066
Unilever PLC	217,600	12,370,014
		99,852,658
TOTAL COMMON STOCKS (Cost $465,917,739)		557,006,709

TOTAL INVESTMENTS - 97.4% (Cost $465,917,739)		557,006,709
Other Assets in Excess of Liabilities - 2.6%		14,924,856
TOTAL NET ASSETS - 100.0%		$571,931,565
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $10,321,051 or 1.8% of the Fund’s net assets.

(b)	Security considered restricted. The total market value of these securities was $17,256,052 which represented 3.0% of net assets as of December 31, 2024.

Sector Classification as of December 31, 2024
(% of Net Assets)

Industrials	$125,130,054	21.8%
Financials	114,088,406	19.9
Consumer Discretionary	79,491,186	13.9
Consumer Staples	71,968,815	12.6
Health Care	55,942,478	9.8
Information Technology	47,643,870	8.4
Energy	33,698,746	5.9
Materials	29,043,154	5.1
Other Assets in Excess of Liabilities	14,924,856	2.6
	571,931,565	100.0%